Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 230,061	$ (16,324,142)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	9,110	16,350
Loss on extinguishments of notes payable		48,237
Loss on exchange and conversion of notes payable	247,096
Loss on legal settlements		340,030
Loss on receivables sold to factor	873,201	3,825,503
Stock based compensation - common stock		13,585,989
Amortization of debt discount	154,176	578,036
Amortization of debt issuance costs	73,799	208,682
Deferred tax provision (benefit)	538,562	(1,612,712)
Net changes in assets and liabilities:
Accounts receivable	(6,171,378)	(4,325,297)
Inventory	2,597	16,761
Prepaids and other current assets	59,880	(66,129)
Accounts payable	1,448,959	30,820
Accrued expenses	239,374	(74,753)
Accrued interest	570,464	275,766
Settlement liability	(8,000)	56,000
Net cash used in operating activities	(1,732,099)	(3,420,859)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(4,000)	(29,678)
Issuance of notes receivable to related parties		(29,250)
Other assets		3,626
Net cash used in investing activities	(4,000)	(55,302)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of accounts receivable to factor	1,358,759	4,872,231
Proceeds from related party loans payable	104,164
Repayments of loans payable	(14,881)	(1,200,519)
Net cash provided by financing activities	1,448,042	3,671,712
Increase (decrease) in cash and cash equivalents	(288,057)	195,551
Cash and cash equivalents, beginning of year	325,551	130,000
Cash and cash equivalents, end of year	37,494	325,551
Supplemental disclosures of cash flow information:
Cash paid for interest	478,157	1,759,578
Cash paid for income taxes	1,600
Supplemental schedule of non-cash investing and financing activities
Conversion of accrued interest into note payable	67,837	295,938
Creation of obligations through settlements	200,000	92,000
Issuance of common stock in settlement of notes payable	321,667
Discount on notes payable related to issuance of warrants		102,232
Preferred stock received in settlement of related party notes receivable	$ 108,243